Property and Equipment - Schedule of Property and Equipment and Classification of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 85,362	$ 64,375
Accumulated depreciation	35,002	18,656
Net book value	50,360	45,719
Depreciation	16,580	10,391
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	8,055	5,329
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	2,405	2,320
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	4,654	1,920
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	1,466	822
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	43,058	32,816
Accumulated depreciation	10,541	5,521
Net book value	32,517	27,295
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	34,644	25,572
Accumulated depreciation	20,592	10,888
Net book value	14,052	14,684
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	7,660	5,987
Accumulated depreciation	3,869	2,247
Net book value	$ 3,791	$ 3,740